Earnings Per Share - Summary of Computation of Basic and Diluted Earnings Per Share (Detail) ¥ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Earnings per share [abstract]
Income attributable to equity shareholders of the Company used in computing basic/diluted earnings per share	¥ 1,828	$ 281	¥ 625	¥ 10,562
Weighted average number of ordinary shares outstanding used in computing basic/diluted earnings per share | shares	24,567	24,567	23,947	23,947
Basic/Diluted earnings per share (in RMB) | ¥ / shares	¥ 0.07		¥ 0.03	¥ 0.44